Going Concern (Details Narrative) - Image P2P Trading Group Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 348,940	$ 385,603	$ 1,197,482	$ 349,234
Working capital deficit	6,000,000		5,935,892	2,448,576
Net cash used in operating activities	$ 1,174,708	$ 1,486,390	$ 230,551	$ (1,157,718)